OTHER TAXES PAYABLES (Tables)	12 Months Ended
Dec. 31, 2024
OTHER TAXES PAYABLE
Schedule of other taxes payable

	As of December 31,
Current	2024	2023
Other national taxes	77,841	72,284
Provincial taxes	8,320	9,064
Municipal taxes	4,501	3,902
	90,662	85,250
Non- current
Provincial taxes	2	24
	2	24
Total other taxes payables	90,664	85,274